Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(2) ($) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (in Thousands)(4) ($) (h)	Adjusted EPS(5) ($) (i)
					Total Shareholder Return(3) ($) (f)	Peer Group Total Shareholder Return(3) ($) (g)
2023	13,793,145	42,412,804	4,424,283	8,653,705	227.0	134.0	1,148,592	13.52
2022	12,998,816	(38,985,841)	3,887,795	(5,073,374)	184.7	116.9	870,573	11.45
2021	10,338,312	81,171,520	3,496,361	15,271,690	240.9	133.0	725,983	9.95
2020	9,924,139	71,235,260	3,332,994	12,060,436	174.4	98.0	601,822	7.83

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote	Compensation for our principal executive officer (“PEO”), Henry A. Fernandez, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs: (i) in each of 2023, 2022 and 2021, Scott A. Crum, Robert J. Gutowski, C.D. Baer Pettit and Andrew C. Wiechmann and (ii) in 2020, Scott A. Crum, Robert J. Gutowski, Linda S. Huber, C.D. Baer Pettit and Andrew C. Wiechmann.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this table reflects the Company’s industry sector and is the same as our peer group set forth above under “Proxy Summary—Total Shareholder Return” for purposes of Item 201(e) of Regulation S-K .
PEO Total Compensation Amount	$ 13,793,145	$ 12,998,816	$ 10,338,312	$ 9,924,139
PEO Actually Paid Compensation Amount	$ 42,412,804	(38,985,841)	81,171,520	71,235,260
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2023, see Compensation Discussion and Analysis beginning on page 59 of this Proxy Statement.

	PEO 2023	PEO 2022	PEO 2021	PEO 2020	Non-PEOs 2023	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020
Summary Compensation Table Total	13,793,145	12,998,816	10,338,312	9,924,139	4,424,283	3,887,795	3,496,361	3,332,994
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(11,000,397)	(10,000,518)	(7,499,592)	(7,499,849)	(2,875,683)	(2,413,249)	(1,818,033)	(1,579,740)
Plus Fair Value of Outstanding Unvested Awards Granted in the Covered Year	10,233,960	6,777,015	18,592,383	28,221,106	2,710,980	1,687,764	4,201,781	4,515,909
Change in Fair Value of Outstanding Unvested Awards from Prior Years	25,920,342	(43,770,315)	59,740,417	40,589,864	3,564,620	(7,254,387)	9,459,302	5,904,575
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	3,465,754	(4,990,839)	—	—	829,505	(981,297)	(67,721)	327,537
Less Fair Value (as of end of prior fiscal year) of Awards Forfeited during the Covered Year	—	—	—	—	—	—	—	(440,839)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—	—	—
Compensation Actually Paid	42,412,804	(38,985,841)	81,171,520	71,235,260	8,653,705	(5,073,374)	15,271,690	12,060,436
	Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The assumptions used for purposes of calculating fair values of awards as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of awards, except that, in the case of PSOs, the fair values at the time of grant were determined using the Black-Scholes option pricing model and the fair values as of the fiscal year-end date were determined using the Hull-White lattice model. The Hull-White lattice model requires consistent judgmental assumptions as the Black-Scholes pricing model, except that the expected life as a direct input for the Black-Scholes pricing model was estimated using the simplified method provided for by the SEC, while the expected life for the Hull-White lattice model was an implied output and estimated to be 6.7 years for the PSOs granted in 2022 and 7.4 years for the PSOs granted in 2023. In addition, for PSOs, the fair value is adjusted for any changes in the probability of achievement of the (i) a cumulative revenue performance goal and (ii) a cumulative adjusted EPS performance goal (each weighted at 50% under the terms of the PSOs).
Non-PEO NEO Average Total Compensation Amount	$ 4,424,283	3,887,795	3,496,361	3,332,994
Non-PEO NEO Average Compensation Actually Paid Amount	$ 8,653,705	(5,073,374)	15,271,690	12,060,436
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with respect to the PEO’s and our other NEOs’ compensation for fiscal year 2023, see Compensation Discussion and Analysis beginning on page 59 of this Proxy Statement.

	PEO 2023	PEO 2022	PEO 2021	PEO 2020	Non-PEOs 2023	Non-PEOs 2022	Non-PEOs 2021	Non-PEOs 2020
Summary Compensation Table Total	13,793,145	12,998,816	10,338,312	9,924,139	4,424,283	3,887,795	3,496,361	3,332,994
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(11,000,397)	(10,000,518)	(7,499,592)	(7,499,849)	(2,875,683)	(2,413,249)	(1,818,033)	(1,579,740)
Plus Fair Value of Outstanding Unvested Awards Granted in the Covered Year	10,233,960	6,777,015	18,592,383	28,221,106	2,710,980	1,687,764	4,201,781	4,515,909
Change in Fair Value of Outstanding Unvested Awards from Prior Years	25,920,342	(43,770,315)	59,740,417	40,589,864	3,564,620	(7,254,387)	9,459,302	5,904,575
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	3,465,754	(4,990,839)	—	—	829,505	(981,297)	(67,721)	327,537
Less Fair Value (as of end of prior fiscal year) of Awards Forfeited during the Covered Year	—	—	—	—	—	—	—	(440,839)
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	—	—	—	—	—	—	—	—
Compensation Actually Paid	42,412,804	(38,985,841)	81,171,520	71,235,260	8,653,705	(5,073,374)	15,271,690	12,060,436
	Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date, or the fair values of awards forfeited in the covered year, which are valued as of the end of the prior fiscal year. The assumptions used for purposes of calculating fair values of awards as of the vest date or fiscal year-end date are the same as the assumptions used for purposes of calculating the grant date fair value of awards, except that, in the case of PSOs, the fair values at the time of grant were determined using the Black-Scholes option pricing model and the fair values as of the fiscal year-end date were determined using the Hull-White lattice model. The Hull-White lattice model requires consistent judgmental assumptions as the Black-Scholes pricing model, except that the expected life as a direct input for the Black-Scholes pricing model was estimated using the simplified method provided for by the SEC, while the expected life for the Hull-White lattice model was an implied output and estimated to be 6.7 years for the PSOs granted in 2022 and 7.4 years for the PSOs granted in 2023. In addition, for PSOs, the fair value is adjusted for any changes in the probability of achievement of the (i) a cumulative revenue performance goal and (ii) a cumulative adjusted EPS performance goal (each weighted at 50% under the terms of the PSOs).
Compensation Actually Paid vs. Total Shareholder Return
COMPENSATION ACTUALLY PAID, MSCI CUMULATIVE TSR AND PEER GROUP CUMULATIVE TSR
(1)TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this graph reflects the Company’s industry sector and is the same as our peer group set forth above in Proxy Summary—Total Shareholder Return.

Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID AND NET INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID AND ADJUSTED EPS (1)Adjusted EPS is a non-GAAP financial measure. See Annex B for definitions and reconciliations of all non-GAAP financial measures referenced herein.
Total Shareholder Return Vs Peer Group
COMPENSATION ACTUALLY PAID, MSCI CUMULATIVE TSR AND PEER GROUP CUMULATIVE TSR
(1)TSR is cumulative for the measurement periods beginning on December 31, 2019 and ending on December 31 of each of 2023, 2022, 2021 and 2020, respectively, calculated in accordance with Item 201(e) of Regulation S-K. The peer group for purposes of this graph reflects the Company’s industry sector and is the same as our peer group set forth above in Proxy Summary—Total Shareholder Return.

Tabular List, Table

Performance Measures
Adjusted EPS
Operating Revenues
Total Net Sales
Free Cash Flow
3-Year Absolute TSR CAGR

Total Shareholder Return Amount	$ 227.0	184.7	240.9	174.4
Peer Group Total Shareholder Return Amount	134.0	116.9	133.0	98.0
Net Income (Loss)	$ 1,148,592,000	$ 870,573,000	$ 725,983,000	$ 601,822,000
Company Selected Measure Amount	13.52	11.45	9.95	7.83
PEO Name	Henry A. Fernandez
Additional 402(v) Disclosure	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	Adjusted EPS is a non-GAAP financial measure. See Annex B for definitions and reconciliations of all non-GAAP financial measures referenced herein.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Total Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Free Cash Flow
Measure:: 5
Pay vs Performance Disclosure
Name	3-Year Absolute TSR CAGR
PEO | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (11,000,397)	$ (10,000,518)	$ (7,499,592)	$ (7,499,849)
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,233,960	6,777,015	18,592,383	28,221,106
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,920,342	(43,770,315)	59,740,417	40,589,864
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,465,754	(4,990,839)	0	0
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Equity Award Value Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,875,683)	(2,413,249)	(1,818,033)	(1,579,740)
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,710,980	1,687,764	4,201,781	4,515,909
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,564,620	(7,254,387)	9,459,302	5,904,575
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	829,505	(981,297)	(67,721)	327,537
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(440,839)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0